Fair Value Measurements and Investments in Marketable Securities - Available-for-sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2014
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	$ 116,478
Gross Unrealized Gains	6
Gross Unrealized Losses	(113)
Aggregate Estimated Fair Value	116,371
1 year or less | Government Sponsored Entities
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	30,141
Gross Unrealized Gains	2
Gross Unrealized Losses	(7)
Aggregate Estimated Fair Value	30,136
1 year or less | Government Sponsored Entities | Maximum
Schedule Of Available For Sale Securities [Line Items]
Maturity (in years)	1 year
1 year or less | Commercial Paper
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	15,897
Gross Unrealized Gains	4
Aggregate Estimated Fair Value	15,901
1 year or less | Commercial Paper | Maximum
Schedule Of Available For Sale Securities [Line Items]
Maturity (in years)	1 year
1 year or less | Corporate Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	26,378
Gross Unrealized Losses	(26)
Aggregate Estimated Fair Value	26,352
1 year or less | Corporate Debt Securities | Maximum
Schedule Of Available For Sale Securities [Line Items]
Maturity (in years)	1 year
1-2 years | Government Sponsored Entities
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	10,117
Gross Unrealized Losses	(12)
Aggregate Estimated Fair Value	10,105
1-2 years | Government Sponsored Entities | Minimum
Schedule Of Available For Sale Securities [Line Items]
Maturity (in years)	1 year
1-2 years | Government Sponsored Entities | Maximum
Schedule Of Available For Sale Securities [Line Items]
Maturity (in years)	2 years
1-2 years | Corporate Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	28,098
Gross Unrealized Losses	(58)
Aggregate Estimated Fair Value	28,040
1-2 years | Corporate Debt Securities | Minimum
Schedule Of Available For Sale Securities [Line Items]
Maturity (in years)	1 year
1-2 years | Corporate Debt Securities | Maximum
Schedule Of Available For Sale Securities [Line Items]
Maturity (in years)	2 years
More than 2 years | Government Sponsored Entities
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	4,814
Gross Unrealized Losses	(5)
Aggregate Estimated Fair Value	4,809
More than 2 years | Government Sponsored Entities | Minimum
Schedule Of Available For Sale Securities [Line Items]
Maturity (in years)	2 years
More than 2 years | Corporate Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	1,033
Gross Unrealized Losses	(5)
Aggregate Estimated Fair Value	$ 1,028
More than 2 years | Corporate Debt Securities | Minimum
Schedule Of Available For Sale Securities [Line Items]
Maturity (in years)	2 years